Certain Long-Duration Contracts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	$ 2,884	$ 3,232
Net separate account value	44,750	40,503
Net amount at risk	585	2,057
Average age	66 years	66 years
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	836	999
Net separate account value	14,963	11,749
Net amount at risk	24	175
Average age	64 years	63 years
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	2,048	2,233
Net separate account value	29,787	28,754
Net amount at risk	561	1,882
Average age	68 years	67 years
GMAB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	165	342
Net separate account value	3,230	4,138
Net amount at risk	12	149
Average age	64 years	65 years
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	128	380
Net separate account value	22,031	17,533
Net amount at risk	613	573
Average age	65 years	65 years
GMIB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	49	50
Net separate account value	514	556
Net amount at risk	$ 1	$ 1
Average age	65 years	65 years